                         TD WATERHOUSE VARIABLE ANNUITY
                               VARIABLE ACCOUNT D
                        UNION SECURITY INSURANCE COMPANY

                               FILE NO. 33-63935

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The minimum total annual operating expense reflected in the table immediately preceding the Annual Fund Operating Expenses table in your prospectus is deleted and replaced with 0.32%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6009

                                                                          [LOGO]
                                                                    THE HARTFORD

September 1, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4644
Attn: Division of Investment Management

Re: Union Security Insurance Company
    Variable Account D ("Registrant")
    TD Waterhouse Variable Annuity
    File No. 33-63935

Dear Sir or Madam:

In accordance with Rule 497(e) of the Securities Act of 1933, we are electronically filing via EDGAR a copy of the Supplement dated September 1, 2006, to the Prospectus dated May 1, 2006, for the above-referenced registration.

If you should have any additional questions, please feel free to contact me at
(860) 843-8063.

Sincerely,

/s/ Kathleen Brault

Kathleen Brault
Paralegal